WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 108.6%
COMMUNICATION SERVICES - 14.2%
Diversified Telecommunication Services - 3.4%
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	450,000	$506,968	(a)
Altice France SA, Senior Secured Notes	7.375%	5/1/26	1,560,000	1,624,506	(a)
Altice France SA, Senior Secured Notes	8.125%	2/1/27	430,000	471,815	(a)
Lumen Technologies Inc., Senior Secured Notes	4.000%	2/15/27	1,050,000	1,073,940	(a)
Orange SA, Senior Notes	9.000%	3/1/31	600,000	928,446
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	580,000	643,582
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	500,000	572,804

Total Diversified Telecommunication Services				5,822,061

Entertainment - 1.1%
Netflix Inc., Senior Notes	5.875%	11/15/28	410,000	496,436
Netflix Inc., Senior Notes	6.375%	5/15/29	310,000	384,787
TWDC Enterprises 18 Corp., Senior Notes	3.000%	2/13/26	500,000	538,698
Walt Disney Co., Senior Notes	8.875%	4/26/23	400,000	467,009

Total Entertainment				1,886,930

Media - 6.9%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	350,000	370,527	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	410,000	434,046	(a)
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	1,000,000	1,102,934
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	2.300%	2/1/32	500,000	465,369
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	420,000	544,706
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	1,130,000	1,474,280
Comcast Corp., Senior Notes	3.700%	4/15/24	1,000,000	1,092,436
Comcast Corp., Senior Notes	7.050%	3/15/33	1,000,000	1,428,117
DISH DBS Corp., Senior Notes	5.875%	11/15/24	1,160,000	1,214,851
DISH DBS Corp., Senior Notes	7.750%	7/1/26	1,180,000	1,303,900
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	720,000	1,002,280
Univision Communications Inc., Senior Secured Notes	9.500%	5/1/25	470,000	517,000	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	8/15/26	770,000	800,400	(a)

Total Media				11,750,846

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2021 Quarterly Report	1

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Wireless Telecommunication Services - 2.8%
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	560,000	$619,850	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	420,000	530,395
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	30,000	44,393
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	280,000	297,325
Sprint Corp., Senior Notes	7.875%	9/15/23	760,000	869,630
T-Mobile USA Inc., Senior Secured Notes	2.550%	2/15/31	1,250,000	1,226,175	(a)
VEON Holdings BV, Senior Notes	5.950%	2/13/23	570,000	608,523	(a)
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	500,000	574,753

Total Wireless Telecommunication Services				4,771,044

TOTAL COMMUNICATION SERVICES				24,230,881

CONSUMER DISCRETIONARY - 12.6%
Auto Components - 1.4%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	580,000	600,201	(a)
Adient US LLC, Senior Secured Notes	9.000%	4/15/25	360,000	400,050	(a)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	600,000	623,250
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	790,000	836,413	(a)

Total Auto Components				2,459,914

Automobiles - 3.4%
Daimler Finance North America LLC, Senior Notes	8.500%	1/18/31	1,000,000	1,477,700
Ford Motor Co., Senior Notes	8.500%	4/21/23	440,000	491,150
Ford Motor Co., Senior Notes	9.000%	4/22/25	580,000	703,192
Ford Motor Credit Co. LLC, Senior Notes	4.250%	9/20/22	200,000	207,208
General Motors Co., Senior Notes	5.400%	10/2/23	100,000	108,646
General Motors Co., Senior Notes	6.125%	10/1/25	130,000	153,018
General Motors Co., Senior Notes	4.200%	10/1/27	750,000	824,001
General Motors Co., Senior Notes	6.600%	4/1/36	140,000	181,984
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	1,570,000	1,723,892	(a)

Total Automobiles				5,870,791

See Notes to Schedule of Investments.

2	Western Asset Premier Bond Fund 2021 Quarterly Report

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Diversified Consumer Services - 0.4%
Carriage Services Inc., Senior Notes	6.625%	6/1/26	430,000		$453,031	(a)
WW International Inc., Senior Notes	8.625%	12/1/25	210,000		218,888	(a)

Total Diversified Consumer Services					671,919

Hotels, Restaurants & Leisure - 6.0%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	5.750%	4/15/25	250,000		266,018	(a)
Carnival Corp., Senior Notes	7.625%	3/1/26	310,000		333,420	(a)
Carnival Corp., Senior Notes	5.750%	3/1/27	840,000		863,100	(a)
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	430,000		463,637	(a)
Marston’s Issuer PLC, Secured Notes (3 mo. GBP LIBOR + 2.550%)	2.578%	7/16/35	540,000	GBP	593,071	(b)(c)
NCL Corp. Ltd., Senior Secured Notes	12.250%	5/15/24	920,000		1,115,620	(a)
NCL Corp. Ltd., Senior Secured Notes	10.250%	2/1/26	840,000		987,672	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	840,000		845,250	(a)
Saga PLC, Senior Notes	3.375%	5/12/24	910,000	GBP	1,191,789	(b)
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	348,000		360,832	(a)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	130,000		127,319	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	980,000		970,381	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	1,000,000		1,026,775	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.750%	4/15/25	990,000		1,074,447	(a)

Total Hotels, Restaurants & Leisure					10,219,331

Household Durables - 0.7%
Lennar Corp., Senior Notes	5.000%	6/15/27	430,000		495,575
Lennar Corp., Senior Notes	4.750%	11/29/27	250,000		287,342
Newell Brands Inc., Senior Notes	4.875%	6/1/25	420,000		464,100

Total Household Durables					1,247,017

Specialty Retail - 0.4%
Party City Holdings Inc., Senior Secured Notes	8.750%	2/15/26	480,000		495,300	(a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.500%	11/1/23	100,000		100,917

Total Specialty Retail					596,217

Textiles, Apparel & Luxury Goods - 0.3%
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	450,000		483,188	(a)

TOTAL CONSUMER DISCRETIONARY					21,548,377

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2021 Quarterly Report	3

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER STAPLES - 3.4%
Beverages - 1.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.700%	2/1/36	540,000	$633,613
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	1,000,000	1,115,140

Total Beverages				1,748,753

Food & Staples Retailing - 1.0%
CVS Pass-Through Trust	5.789%	1/10/26	224,807	246,854	(a)
CVS Pass-Through Trust	7.507%	1/10/32	322,527	403,810	(a)
CVS Pass-Through Trust, Secured Trust	5.880%	1/10/28	282,409	325,505
CVS Pass-Through Trust, Secured Trust	6.943%	1/10/30	309,988	373,783
CVS Pass-Through Trust, Senior Secured Trust	6.036%	12/10/28	296,888	346,511

Total Food & Staples Retailing				1,696,463

Food Products - 0.9%
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	126,000	138,923
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	340,000	417,213
Pilgrim’s Pride Corp., Senior Notes	5.875%	9/30/27	920,000	987,114	(a)

Total Food Products				1,543,250

Tobacco - 0.5%
Altria Group Inc., Senior Notes	4.800%	2/14/29	500,000	574,876
Reynolds American Inc., Senior Notes	5.850%	8/15/45	260,000	307,099

Total Tobacco				881,975

TOTAL CONSUMER STAPLES				5,870,441

ENERGY - 21.4%
Oil, Gas & Consumable Fuels - 21.4%
Anadarko Finance Co., Senior Notes	7.500%	5/1/31	570,000	590,007
Chesapeake Energy Corp., Senior Notes	5.500%	2/1/26	100,000	104,277	(a)
Chesapeake Energy Corp., Senior Notes	5.875%	2/1/29	120,000	127,425	(a)
Chevron USA Inc., Senior Notes	5.050%	11/15/44	500,000	635,646
Conoco Phillips Canada Funding Co., Senior Notes	7.400%	12/1/31	450,000	637,395
Continental Resources Inc., Senior Notes	3.800%	6/1/24	560,000	575,050
Continental Resources Inc., Senior Notes	4.375%	1/15/28	210,000	221,077
Continental Resources Inc., Senior Notes	4.900%	6/1/44	250,000	250,474
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	400,000	415,441
Ecopetrol SA, Senior Notes	5.875%	9/18/23	45,000	49,764
Ecopetrol SA, Senior Notes	5.375%	6/26/26	750,000	842,355
Ecopetrol SA, Senior Notes	5.875%	5/28/45	2,510,000	2,683,140

See Notes to Schedule of Investments.

4	Western Asset Premier Bond Fund 2021 Quarterly Report

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
EOG Resources Inc., Senior Notes	3.150%	4/1/25	2,250,000	$2,407,235
EQT Corp., Senior Notes	3.900%	10/1/27	1,050,000	1,072,969
EQT Corp., Senior Notes	5.000%	1/15/29	760,000	815,100
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/19/27	770,000	879,646	(a)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	190,000	267,284
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	1,500,000	1,797,506
Lukoil International Finance BV, Senior Notes	4.750%	11/2/26	1,000,000	1,105,581	(a)
MEG Energy Corp., Secured Notes	6.500%	1/15/25	290,000	299,918	(a)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	490,000	651,610	(a)
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	250,000	257,500
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	310,000	325,159
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	1,460,000	1,606,000
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	1,000,000	1,092,960
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	920,000	1,022,943
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	770,000	810,194	(a)
Range Resources Corp., Senior Notes	5.000%	3/15/23	280,000	285,075
Range Resources Corp., Senior Notes	4.875%	5/15/25	190,000	188,385
Range Resources Corp., Senior Notes	9.250%	2/1/26	1,645,000	1,789,382
Range Resources Corp., Senior Notes	8.250%	1/15/29	300,000	321,562	(a)
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	350,000	392,000	(a)
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	440,000	496,738
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.000%	3/15/27	1,850,000	2,107,282
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	250,000	272,295
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	20,000	22,072
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,000,000	1,266,873
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	1,750,000	1,933,435	(a)
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	300,000	259,725	(a)
Western Midstream Operating LP, Senior Notes	5.300%	2/1/30	2,200,000	2,391,873

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2021 Quarterly Report	5

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	100,000	$100,604
Western Midstream Operating LP, Senior Notes	6.500%	2/1/50	1,680,000	1,819,507
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	60,000	66,160
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	443,000	587,346
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	39,000	57,260
WPX Energy Inc., Senior Notes	8.250%	8/1/23	210,000	241,500
YPF SA, Senior Notes	8.500%	7/28/25	630,000	441,885	(a)

TOTAL ENERGY				36,584,615

FINANCIALS - 26.9%
Banks - 19.2%
Bank of America Corp., Junior
Subordinated Notes (5.875% to 3/15/28 then 3 mo. USD LIBOR + 2.931%)	5.875%	3/15/28	350,000	382,172	(c)(d)
Bank of America Corp., Senior Notes	5.000%	5/13/21	1,100,000	1,105,600
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	2,200,000	2,468,897
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	610,000	620,498	(a)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	1,159,000	1,272,313
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	550,000	610,760	(c)(d)
Barclays PLC, Subordinated Notes	5.200%	5/12/26	1,000,000	1,132,940
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	950,000	979,730	(a)(c)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	510,000	591,955	(a)(c)(d)
BPCE SA, Subordinated Notes	5.150%	7/21/24	1,000,000	1,120,150	(a)
CIT Group Inc., Senior Notes	5.250%	3/7/25	312,000	351,975
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	900,000	972,000	(c)(d)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	500,000	532,405	(c)(d)
Citigroup Inc., Subordinated Notes	3.500%	5/15/23	500,000	529,198
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	800,000	885,864
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	1,000,000	1,325,980

See Notes to Schedule of Investments.

6	Western Asset Premier Bond Fund 2021 Quarterly Report

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,080,000	$1,304,775	(a)(c)(d)
HSBC Holdings PLC, Junior Subordinated Notes (6.000% to 5/22/27 then USD 5 year ICE Swap Rate + 3.746%)	6.000%	5/22/27	400,000	438,900	(c)(d)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	1,130,000	1,269,131	(c)(d)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	1,320,000	1,442,498	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	2,070,000	2,321,505	(a)
JPMorgan Chase & Co., Junior Subordinated Notes (6.000% to 8/1/23 then 3 mo. USD LIBOR + 3.300%)	6.000%	8/1/23	2,600,000	2,734,568	(c)(d)
JPMorgan Chase & Co., Junior Subordinated Notes (6.100% to 10/1/24 then 3 mo. USD LIBOR + 3.330%)	6.100%	10/1/24	400,000	431,538	(c)(d)
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	500,000	625,249
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	1,500,000	1,681,866
Natwest Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	450,000	461,687	(c)(d)
Natwest Group PLC, Subordinated Notes	6.000%	12/19/23	150,000	169,383
Natwest Group PLC, Subordinated Notes	5.125%	5/28/24	1,330,000	1,478,232
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	140,000	157,168
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	1,000,000	1,238,172	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	740,000	872,689	(a)(c)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	1,250,000	1,334,823

Total Banks				32,844,621

Capital Markets - 3.9%
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	1,350,000	1,465,418	(a)(c)(d)
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	800,000	812,390
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	1,750,000	1,897,960

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2021 Quarterly Report	7

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. USD LIBOR + 1.628%)	4.431%	1/23/30	1,000,000	$1,145,777	(c)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	1,250,000	1,373,856	(a)(c)(d)

Total Capital Markets				6,695,401

Diversified Financial Services - 3.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.450%	12/16/21	680,000	695,747
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	7/1/22	230,000	240,627
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	10/15/27	1,360,000	1,493,511
Ahold Lease USA Inc. Pass-Through-Trust, Senior Secured Notes, Step bond (8.620% to 7/2/21 then 0.000%)	8.620%	1/2/25	294,306	326,170
GE Capital International Funding Co. Unlimited Co., Senior Notes	4.418%	11/15/35	500,000	573,011
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	1,696,626	1,629,185	(a)(e)
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	700,000	748,738

Total Diversified Financial Services				5,706,989

Insurance - 0.5%
MetLife Inc., Junior Subordinated Notes	10.750%	8/1/39	500,000	838,128

TOTAL FINANCIALS				46,085,139

HEALTH CARE - 7.2%
Biotechnology - 0.3%
AbbVie Inc., Senior Notes	3.800%	3/15/25	500,000	546,649

Health Care Providers & Services - 2.7%
Centene Corp., Senior Notes	4.250%	12/15/27	240,000	252,750
Centene Corp., Senior Notes	4.625%	12/15/29	370,000	400,932
HCA Inc., Senior Secured Notes	4.500%	2/15/27	1,000,000	1,122,436
HCA Inc., Senior Secured Notes	4.125%	6/15/29	550,000	610,127
Humana Inc., Senior Notes	3.950%	3/15/27	1,200,000	1,339,544
Legacy LifePoint Health LLC, Senior Secured Notes	6.750%	4/15/25	330,000	351,450	(a)
Magellan Health Inc., Senior Notes	4.900%	9/22/24	515,000	553,947

Total Health Care Providers & Services				4,631,186

See Notes to Schedule of Investments.

8	Western Asset Premier Bond Fund 2021 Quarterly Report

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - 4.2%
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	1,490,000	$1,529,038	(a)
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	780,000	853,303
Bristol-Myers Squibb Co., Senior Notes	4.625%	5/15/44	250,000	309,314
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	575,000	577,515
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	330,000	333,226
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	1,550,000	1,550,969
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	1,046,000	1,042,653
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	760,000	811,167
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	180,000	172,350

Total Pharmaceuticals				7,179,535

TOTAL HEALTH CARE				12,357,370

INDUSTRIALS - 14.1%
Aerospace & Defense - 2.7%
Boeing Co., Senior Notes	3.250%	2/1/28	750,000	776,466
Boeing Co., Senior Notes	3.200%	3/1/29	1,650,000	1,672,667
Boeing Co., Senior Notes	6.125%	2/15/33	600,000	752,084
Boeing Co., Senior Notes	3.750%	2/1/50	500,000	479,751
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	920,000	1,002,800	(a)

Total Aerospace & Defense				4,683,768

Airlines - 5.7%
Continental Airlines Pass-Through Trust, Senior Secured Trust	6.703%	6/15/21	53,250	53,111
Delta Air Lines Inc., Senior Notes	3.625%	3/15/22	460,000	465,209
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	1,100,000	1,124,247
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	310,000	310,181
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	260,000	304,324
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	1,490,000	1,717,652	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	340,000	370,013	(a)
Delta Air Lines Pass-Through Certificates Trust	8.021%	8/10/22	40,705	42,514
Hawaiian Brand Intellectual Property Ltd./ HawaiianMiles Loyalty Ltd., Senior Secured Notes	5.750%	1/20/26	920,000	978,742	(a)

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2021 Quarterly Report	9

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Airlines - (continued)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	920,000	$1,009,700	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,950,000	2,208,209	(a)
United Airlines Pass-Through Trust	4.750%	4/11/22	175,150	177,985
United Airlines Pass-Through Trust	4.875%	1/15/26	920,000	956,800

Total Airlines				9,718,687

Building Products - 1.5%
Standard Industries Inc., Senior Notes	5.000%	2/15/27	1,870,000	1,952,981	(a)
Standard Industries Inc., Senior Notes	4.750%	1/15/28	511,000	530,342	(a)

Total Building Products				2,483,323

Electrical Equipment - 0.5%
Sensata Technologies BV, Senior Notes	4.000%	4/15/29	790,000	805,725	(a)(f)

Industrial Conglomerates - 0.1%
General Electric Co., Junior Subordinated Notes (3 mo. USD LIBOR + 3.330%)	3.514%	6/15/21	260,000	246,025	(c)(d)

Professional Services - 0.6%
IHS Markit Ltd., Senior Notes	5.000%	11/1/22	1,000,000	1,054,922	(a)

Trading Companies & Distributors - 3.0%
Ashtead Capital Inc., Senior Notes	4.125%	8/15/25	1,950,000	2,005,243	(a)
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	1,290,000	1,256,138	(a)
United Rentals North America Inc., Secured Notes	3.875%	11/15/27	1,500,000	1,556,250
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	160,000	170,940
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	110,000	116,008

Total Trading Companies & Distributors				5,104,579

TOTAL INDUSTRIALS				24,097,029

INFORMATION TECHNOLOGY - 2.0%
Communications Equipment - 0.1%
CommScope Inc., Senior Notes	8.250%	3/1/27	170,000	182,114	(a)

IT Services - 0.4%
DXC Technology Co., Senior Notes	7.450%	10/15/29	500,000	633,866

Semiconductors & Semiconductor Equipment - 0.3%
Broadcom Corp./Broadcom Cayman Finance Ltd., Senior Notes	3.125%	1/15/25	500,000	532,371

See Notes to Schedule of Investments.

10	Western Asset Premier Bond Fund 2021 Quarterly Report

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Technology Hardware, Storage & Peripherals - 1.2%
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	1,220,000	$1,325,560
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	260,000	286,163
Western Digital Corp., Senior Notes	4.750%	2/15/26	430,000	474,591

Total Technology Hardware, Storage & Peripherals				2,086,314

TOTAL INFORMATION TECHNOLOGY				3,434,665

MATERIALS - 4.4%
Chemicals - 0.6%
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	920,000	1,048,685	(b)

Containers & Packaging - 0.0%††
Pactiv LLC, Senior Notes	7.950%	12/15/25	50,000	56,000

Metals & Mining - 3.1%
Anglo American Capital PLC, Senior Notes	4.125%	9/27/22	210,000	220,341	(a)
ArcelorMittal SA, Senior Notes	7.250%	10/15/39	430,000	589,343
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	210,000	213,995	(a)
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	220,000	262,326
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	580,000	698,819
Fresnillo PLC, Senior Notes	4.250%	10/2/50	1,750,000	1,722,613	(a)
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	210,000	252,599
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	940,000	1,257,156

Total Metals & Mining				5,217,192

Paper & Forest Products - 0.7%
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	950,000	1,119,318	(a)

TOTAL MATERIALS				7,441,195

REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.1%
Diversified Healthcare Trust, Senior Notes	9.750%	6/15/25	240,000	271,980
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	1,500,000	1,580,670

TOTAL REAL ESTATE				1,852,650

UTILITIES - 1.3%
Electric Utilities - 0.8%
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	700,000	937,152
Pampa Energia SA, Senior Notes	7.500%	1/24/27	480,000	392,160	(a)

Total Electric Utilities				1,329,312

Independent Power and Renewable Electricity Producers - 0.5%
Minejesa Capital BV, Senior Secured Notes	4.625%	8/10/30	810,000	846,296	(a)

TOTAL UTILITIES				2,175,608

TOTAL CORPORATE BONDS & NOTES (Cost - $162,418,530)				185,677,970

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2021 Quarterly Report	11

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 9.2%
Argentina - 0.3%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	43,394		$15,643
Argentine Republic Government International Bond, Senior Notes, Step bond (0.125% to 7/9/21 then 0.500%)	0.125%	7/9/30	418,900		140,981
Provincia de Buenos Aires, Senior Notes	9.950%	6/9/21	410,000		157,850	*(a)(g)
Provincia de Cordoba, Senior Notes, Step bond (3.000% to 6/1/21, 5.000% to 6/1/22 then 6.990%)	3.000%	6/1/27	310,000		184,450	(a)

Total Argentina					498,924

Brazil - 0.1%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	1,100,000	BRL	205,838

Chile - 1.6%
Chile Government International Bond, Senior Notes	2.550%	1/27/32	2,750,000		2,778,050

Indonesia - 3.2%
Indonesia Government International Bond, Senior Notes	4.125%	1/15/25	300,000		329,367	(a)
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	300,000		329,816	(a)
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	2,420,000		2,598,632
Indonesia Government International Bond, Senior Notes	1.850%	3/12/31	1,000,000		961,859
Indonesia Treasury Bond	8.250%	7/15/21	2,696,000,000	IDR	188,170
Indonesia Treasury Bond	7.000%	5/15/22	14,227,000,000	IDR	1,014,696

Total Indonesia					5,422,540

Mexico - 0.9%
Mexico Government International Bond, Senior Notes	3.750%	1/11/28	1,500,000		1,607,198

Panama - 0.8%
Panama Government International Bond, Senior Notes	2.252%	9/29/32	1,400,000		1,334,214

See Notes to Schedule of Investments.

12	Western Asset Premier Bond Fund 2021 Quarterly Report

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Peru - 1.8%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	1,340,000		$1,344,636
Peruvian Government International Bond, Senior Notes	1.862%	12/1/32	1,900,000		1,733,513

Total Peru					3,078,149

Russia - 0.5%
Russian Federal Bond - OFZ	7.750%	9/16/26	61,630,000	RUB	857,245

TOTAL SOVEREIGN BONDS (Cost - $15,670,567)					15,782,158

SENIOR LOANS - 8.4%
COMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 0.8%
Level 3 Financing Inc., 2027 Term Loan B (1 mo. USD LIBOR + 1.750%)	1.859%	3/1/27	1,418,664		1,402,450	(c)(h)(i)(j)

Media - 2.1%
Charter Communications Operating LLC, Term Loan B1 (1 mo. USD LIBOR + 1.750%)	1.860%	4/30/25	3,013,351		3,010,268	(c)(h)(i)
Charter Communications Operating LLC, Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.870%	2/1/27	493,734		491,790	(c)(h)(i)

Total Media					3,502,058

TOTAL COMMUNICATION SERVICES					4,904,508

CONSUMER DISCRETIONARY - 3.2%
Hotels, Restaurants & Leisure - 3.2%
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.868%	6/22/26	4,863,291		4,824,993	(c)(h)(i)
Royal Caribbean Cruises Ltd., First Lien Term Loan A	—	4/5/22	690,000		656,362	(j)

TOTAL CONSUMER DISCRETIONARY					5,481,355

FINANCIALS - 0.4%
Capital Markets - 0.4%
Finco I LLC, 2020 Term Loan (1 mo. USD LIBOR + 2.500%)	2.609%	6/27/25	676,498		673,793	(c)(h)(i)

INDUSTRIALS - 1.9%
Airlines - 1.9%
Delta Air Lines Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	10/20/27	650,000		683,637	(c)(h)(i)
JetBlue Airways Corp., Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 5.250%)	6.250%	6/17/24	673,750		691,155	(c)(h)(i)
Mileage Plus Holdings LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 5.250%)	6.250%	6/21/27	1,770,000		1,884,190	(c)(h)(i)

TOTAL INDUSTRIALS					3,258,982

TOTAL SENIOR LOANS (Cost - $14,099,260)					14,318,638

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2021 Quarterly Report	13

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 7.0%
U.S. Government Obligations - 7.0%
U.S. Treasury Notes	1.375%	5/31/21	2,000,000	2,004,334	(k)
U.S. Treasury Notes	1.625%	5/31/23	1,250,000	1,288,696	(k)
U.S. Treasury Notes	2.750%	8/31/23	1,400,000	1,485,176	(k)
U.S. Treasury Notes	2.875%	9/30/23	2,500,000	2,664,307	(k)
U.S. Treasury Notes	2.125%	3/31/24	1,500,000	1,579,306	(k)
U.S. Treasury Notes	0.500%	5/31/27	1,500,000	1,434,053	(k)
U.S. Treasury Notes	0.625%	5/15/30	900,000	819,211
U.S. Treasury Notes	0.875%	11/15/30	750,000	693,750

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $11,629,091)				11,968,833

ASSET-BACKED SECURITIES - 2.3%
American Home Mortgage Investment Trust, 2007-A 4A (1 mo. USD LIBOR + 0.900%)	1.009%	7/25/46	457,228	194,677	(a)(c)
Bayview Financial Asset Trust, 2007-SR1A M1 (1 mo. USD LIBOR + 0.800%)	0.909%	3/25/37	430,209	404,628	(a)(c)
Bayview Financial Asset Trust, 2007-SR1A M4 (1 mo. USD LIBOR + 1.500%)	1.609%	3/25/37	44,504	43,637	(a)(c)
Bear Stearns Asset Backed Securities Trust, 2006-SD3 1PO, STRIPS, PO	0.000%	8/25/36	205,663	159,786
CWABS Asset Backed Notes Trust, 2007- SEA2 1A1 (1 mo. USD LIBOR + 1.000%)	1.109%	8/25/47	4,159	4,180	(a)(c)
Financial Asset Securities Corp. AAA Trust, 2005-1A 1A3B (1 mo. USD LIBOR + 0.410%)	0.519%	2/27/35	218,266	200,687	(a)(c)
Firstfed Corp. Manufactured Housing Contract, 1996-1 B	8.060%	10/15/22	177,679	75	(a)
GSAMP Trust, 2003-SEA2 A1	5.421%	7/25/33	539,254	544,119
Indymac Manufactured Housing Contract Pass-Through Certificates, 1997-1 A5	6.970%	2/25/28	19,014	19,207

See Notes to Schedule of Investments.

14	Western Asset Premier Bond Fund 2021 Quarterly Report

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Morgan Stanley ABS Capital I Inc. Trust, 2004-HE7 M1 (1 mo. USD LIBOR + 0.900%)	1.009%	8/25/34	1,060,602	$1,054,067	(c)
Morgan Stanley ABS Capital I Inc. Trust Series, 2003-SD1 A1 (1 mo. USD LIBOR + 1.000%)	1.109%	3/25/33	6,906	6,840	(c)
Oakwood Mortgage Investors Inc., 2002-B A3	6.060%	6/15/32	42,895	44,520	(c)
Origen Manufactured Housing Contract Trust, 2006-A A2	2.090%	10/15/37	581,800	566,636	(c)
Origen Manufactured Housing Contract Trust, 2007-A A2	2.758%	4/15/37	783,317	753,307	(c)

TOTAL ASSET-BACKED SECURITIES (Cost - $3,564,304)				3,996,366

COLLATERALIZED MORTGAGE OBLIGATIONS(l) - 1.0%
Banc of America Funding Trust, 2004-B 6A1	2.261%	12/20/34	170,104	152,952	(c)
Bear Stearns ALT-A Trust, 2004-3 A1 (1 mo. USD LIBOR + 0.640%)	0.749%	4/25/34	84,537	87,270	(c)
CHL Mortgage Pass-Through Trust, 2005-7 1A1 (1 mo. USD LIBOR + 0.540%)	0.649%	3/25/35	285,657	278,218	(c)
Fannie Mae Trust, 2004-W15 1A2	6.500%	8/25/44	77,116	90,262
Impac CMB Trust Series, 2004-10 2A (1 mo. USD LIBOR + 0.640%)	0.749%	3/25/35	87,337	84,088	(c)
Impac CMB Trust Series, 2005-2 2A2 (1 mo. USD LIBOR + 0.800%)	0.909%	4/25/35	26,531	26,110	(c)
MAFI II Remic Trust, 1998-BI B1	6.469%	11/20/24	183,796	174,375	(c)
MERIT Securities Corp., 2011PA 3A1 (1 mo. USD LIBOR + 0.620%)	0.729%	4/28/27	27,344	26,126	(a)(c)
MERIT Securities Corp., 2011PA B3 (1 mo. USD LIBOR + 2.250%)	2.359%	9/28/32	478,086	454,858	(a)(c)
Prime Mortgage Trust, 2005-2 2XB, IO	1.743%	10/25/32	1,121,020	82,985	(c)
Prime Mortgage Trust, 2005-5 1X, IO	1.113%	7/25/34	1,618,939	54,454	(c)
RAMP Series Trust, 2005-SL2 APO, STRIPS, PO	0.000%	2/25/32	2,348	2,081
Regal Trust IV, 1999-1 A (11th District Cost of Funds + 1.500%)	1.966%	9/29/31	1,485	1,457	(a)(c)
Sequoia Mortgage Trust, 2003-2 A2 (6 mo. USD LIBOR + 0.680%)	0.937%	6/20/33	6,830	6,729	(c)
Sequoia Mortgage Trust, 2004-10 A1A (1 mo. USD LIBOR + 0.620%)	0.731%	11/20/34	6,123	6,055	(c)
Structured Asset Securities Corp., 1998- RF2 A	4.739%	7/15/27	82,401	81,926	(a)(c)

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2021 Quarterly Report	15

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - (continued)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, 2003-9A 2A2	2.288%	3/25/33	43,709	$45,717	(c)
WaMu Mortgage Pass-Through Certificates Series Trust, 2004-AR6 A (1 mo. USD LIBOR + 0.420%)	0.949%	5/25/44	61,414	62,070	(c)
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, 2004-RA1 2A	7.000%	3/25/34	5,496	5,851

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $1,345,333)				1,723,584

CONVERTIBLE BONDS & NOTES - 0.8%
COMMUNICATION SERVICES - 0.8%
Media - 0.8%
DISH Network Corp., Senior Notes (Cost - $1,138,261)	3.375%	8/15/26	1,370,000	1,320,406

			SHARES
CONVERTIBLE PREFERRED STOCKS - 0.4%
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Targa Resources Corp., Non Voting Shares (Cost - $609,000)	9.500%		580	615,408	(f)

COMMON STOCKS - 0.0%††
CONSUMER DISCRETIONARY - 0.0%††
Specialty Retail - 0.0%††
Party City Holdings Inc.			13,732	79,644	*

ENERGY - 0.0%††
Energy Equipment & Services - 0.0%††
Hercules Offshore Inc. (Escrow)			16,942	10,015	*(m)(n)

TOTAL COMMON STOCKS (Cost - $753,432)				89,659

	RATE
PREFERRED STOCKS - 0.0%††
FINANCIALS - 0.0%††
Diversified Financial Services - 0.0%††
Corporate Backed Trust Certificates (Cost - $0)	7.375%		33,900	1,288	*(g)(m)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $211,227,778)				235,494,310

See Notes to Schedule of Investments.

16	Western Asset Premier Bond Fund 2021 Quarterly Report

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 2.5%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $4,302,960)	0.010%	4,302,960	$4,302,960	(o)

TOTAL INVESTMENTS** - 140.2% (Cost - $215,530,738)			239,797,270
Liabilities in Excess of Other Assets - (40.2)%			(68,760,947)

TOTAL NET ASSETS - 100.0%			$171,036,323

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

**	The entire portfolio is subject to lien, granted to the lender, to the extent of the borrowing outstanding and any additional expenses.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(f)	Securities traded on a when-issued or delayed delivery basis.

(g)	The coupon payment on this security is currently in default as of March 31, 2021.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(j)	All or a portion of this loan is unfunded as of March 31, 2021. The interest rate for fully unfunded term loans is to be determined.

(k)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(l)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(m)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(n)	Security is valued using significant unobservable inputs (Note 1).

(o)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2021, the total market value of investments in Affiliated Companies was $4,302,960 and the cost was $4,302,960 (Note 2).

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2021 Quarterly Report	17

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

Abbreviation(s) used in this schedule:

BRL	—	Brazilian Real
GBP	—	British Pound
ICE	—	Intercontinental Exchange
IDR	—	Indonesian Rupiah
IO	—	Interest Only
JSC	—	Joint Stock Company
LIBOR	—	London Interbank Offered Rate
OFZ	—	Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PIK	—	Payment-In-Kind
PO	—	Principal Only
RUB	—	Russian Ruble
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
USD	—	United States Dollar

At March 31, 2021, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value
Deutsche Bank AG	0.130%	2/26/2021	5/26/2021	$10,464,750	U.S. Government & Agency Obligations	$10,455,872

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

At March 31, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,231,439	GBP	907,157	BNP Paribas SA	4/19/21	$(19,247)
USD	41,484	EUR	34,028	Goldman Sachs Group Inc.	4/19/21	1,564
USD	487,282	GBP	350,000	Goldman Sachs Group Inc.	4/19/21	4,741

Total						$(12,942)

Abbreviation(s) used in this table:

EUR	—	Euro
GBP	—	British Pound
USD	—	United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

18	Western Asset Premier Bond Fund 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Premier Bond Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified closed-end management investment company. The Fund commenced investment operations on March 28, 2002. The Fund’s investment objective is to provide current income and capital appreciation by investing primarily in a diversified portfolio of investment grade bonds.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the

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Notes to Schedule of Investments (unaudited) (continued)

Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

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Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$185,677,970	—	$185,677,970
Sovereign Bonds	—	15,782,158	—	15,782,158
Senior Loans	—	14,318,638	—	14,318,638
U.S. Government & Agency Obligations	—	11,968,833	—	11,968,833
Asset-Backed Securities	—	3,996,366	—	3,996,366
Collateralized Mortgage Obligations	—	1,723,584	—	1,723,584
Convertible Bonds & Notes	—	1,320,406	—	1,320,406
Convertible Preferred Stocks	—	615,408	—	615,408
Common Stocks:
Consumer Discretionary	$79,644	—	—	79,644
Energy	—	—	$10,015	10,015
Preferred Stocks	—	1,288	—	1,288

Total Long-Term Investments	79,644	235,404,651	10,015	235,494,310

Short-Term Investments†	4,302,960	—	—	4,302,960

Total Investments	$4,382,604	$235,404,651	$10,015	$239,797,270

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$6,305	—	$6,305

Total	$4,382,604	$235,410,956	$10,015	$239,803,575

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$19,247	—	$19,247

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership

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Notes to Schedule of Investments (unaudited) (continued)

or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2021. The following transactions were effected in such company for the period ended March 31, 2021.

	Affiliate Value at December 31,	Purchased		Sold
	2020	Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$3,565,819	$13,998,102	13,998,102	$13,260,961	13,260,961

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2021
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$59	—	$4,302,960

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